Depreciation and Amortization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cost of goods sold	$ 3,881	¥ 25,139	¥ 40,728	¥ 41,771
Selling expenses	3	22	28	33
Administrative expenses	2,988	19,354	6,945	6,357
Depreciation	$ 6,872	¥ 44,515	¥ 47,701	¥ 48,161